Risks and liquidity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Risks And Liquidity [Line Items]
Accumulated deficit		$ (131,951)	$ (58,663)	$ (13,029)
IPO
Risks And Liquidity [Line Items]
Shares issued	13,798,900
Share price	$ 18.00
Net proceeds	$ 227,500